10. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Tables
Minimum rental payment for lease

The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2012:

Year ending December 31,
2013	$56,979
2014	141,274
2015	144,550
2016	64,780
Total minimum payments required	$407,583